FINANCIAL RISK MANAGEMENT (Details 2) - Commodity price risk [member] $ in Thousands	Dec. 31, 2018 USD ($)
Silver [Member]
Confidence interval	10.00%
Value at risk	$ 740
Gold [Member]
Confidence interval	10.00%
Value at risk	$ 566
Lead [Member]
Confidence interval	10.00%
Value at risk	$ 123
Zinc [Member]
Confidence interval	10.00%
Value at risk	$ 111